Note 14 - Employee Benefits - Activities Under All Plans (Details) - $ / shares	7 Months Ended		8 Months Ended		11 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Shares available for grant (in shares)			54,876		54,876		54,876
Unvested restricted shares outstanding (in shares)			34,229		34,229		34,229
Weighted average exercise price (in dollars per share)			$ 9.25		$ 9.25		$ 9.25
December 31, 2014 (in dollars per share)			4.04		4.04		4.04
Weighted average exercise price (in dollars per share)			9.25		9.25		$ 9.25
Granted (in shares)							0	0		0
Unvested options, weighted average grant date fair value (in dollars per share)			$ 4.04		$ 4.04		$ 4.04
Restricted Stock [Member]
Unvested restricted shares outstanding (in shares)			20,596		20,596		20,596
Employee Stock Option [Member]
Options outstanding (in shares)			49,229		49,229		49,229
The 2001 Plan [Member]
Shares available for grant (in shares)							0	0			0
Unvested restricted shares outstanding (in shares)							0	0			0
Weighted average exercise price (in dollars per share)							$ 0	$ 30			$ 28.21
December 31, 2013 (in dollars per share)
Forfeited/expired (in shares)								0			0
Forfeited/expired (in shares)								0			0
Forfeited/expired (in dollars per share)								$ 30			$ 27.33
Forfeited/expired unvested options (in shares)								0			0
Shares available for grant (in shares)	0	0	0	0	0	0	0	0	0	0
Unvested restricted shares outstanding (in shares)	0	0	0	0	0	0	0	0	0	0
Weighted average exercise price (in dollars per share)	$ 0	$ 30	$ 0	$ 0	$ 0	$ 0	$ 0	$ 30	$ 30	$ 30	$ 28.21
December 31, 2014 (in dollars per share)
Weighted average exercise price (in dollars per share)	0	30	0	0	0	0	0	0	30	30
Unvested options, weighted average grant date fair value (in dollars per share)
The 2001 Plan [Member] | Restricted Stock [Member]
Unvested restricted shares outstanding (in shares)							0	0			0
Forfeited/expired (in shares)								0			0
Forfeited/expired (in shares)								0			0
Unvested restricted shares outstanding (in shares)	0	0	0	0	0	0	0	0	0	0
The 2001 Plan [Member] | Employee Stock Option [Member]
Options outstanding (in shares)							0	15,000			45,540
Forfeited/expired (in shares)								(15,000)			(30,540)
Options outstanding (in shares)	0	15,000	0	0	0	0	0	0	15,000	15,000
The 2009 Plan [Member]
Shares available for grant (in shares)							96,341	96,405			121,053
Unvested restricted shares outstanding (in shares)							0	0			3,000
Weighted average exercise price (in dollars per share)							$ 4.77	$ 4.77			$ 4.77
December 31, 2013 (in dollars per share)											4.41
Forfeited/expired (in shares)										30,540
Forfeited/expired (in shares)										(30,540)
Forfeited/expired (in dollars per share)
Forfeited/expired unvested options (in shares)										0
Shares available for grant (in shares)	96,341	96,405	54,876	96,341	54,876	96,341	54,876	96,341	96,405	96,405
Unvested restricted shares outstanding (in shares)	0	0	34,229	0	34,229	0	34,229	0	0	0
Weighted average exercise price (in dollars per share)	$ 4.77	$ 4.77	$ 9.25	$ 4.77	$ 9.25	$ 4.77	$ 4.77	$ 4.77	$ 4.77	$ 4.77	4.77
December 31, 2014 (in dollars per share)			4.04		4.04		4.04
Weighted average exercise price (in dollars per share)	$ 4.77	$ 4.77	$ 9.25	$ 4.77	9.25	$ 4.77	$ 9.25	$ 4.77	$ 4.77	$ 4.77
Granted (in shares)	(398)	(26,561)	(3,149)	(3,158)		(11,903)			(28,627)
Granted (in shares)	0	0	0	0		0			0
Granted unvested options (in shares)	0	0	0	0		0			0
Granted (in dollars per share)
Granted (Year)	1 year	3 years	1 year	1 year		3 years			3 years
Vested (in shares)							0	0		0
Vested (in shares)							0	0		(3,000)
Unvested options vested (in shares)							0	0		(3,000)
Vested (in dollars per share)										$ 4.41
Unvested options, weighted average grant date fair value (in dollars per share)			$ 4.04		$ 4.04						$ 4.41
The 2009 Plan [Member] | First Forfeited/Expired [Member]
Forfeited/expired (in shares)								395
Forfeited/expired (in shares)								(395)
Forfeited/expired (in dollars per share)
Forfeited/expired unvested options (in shares)								0
The 2009 Plan [Member] | Second Forfeited/Expired [Member]
Forfeited/expired (in shares)								15,000
Forfeited/expired (in shares)								(15,000)
Forfeited/expired (in dollars per share)
Forfeited/expired unvested options (in shares)								0
The 2009 Plan [Member] | First Granted [Member]
Granted (in shares)					(4,087)
Granted (in shares)					0
Granted unvested options (in shares)					0
Granted (in dollars per share)
Granted (Year)					3 years
The 2009 Plan [Member] | Second Granted [Member]
Granted (in shares)					(34,229)
Granted (in shares)					34,229
Granted unvested options (in shares)					34,229
Granted (in dollars per share)					$ 4.04
Granted (Year)					3 years
Granted (in dollars per share)					$ 11.21
The 2009 Plan [Member] | Restricted Stock [Member]
Unvested restricted shares outstanding (in shares)							38,886	84,858			101,806
Forfeited/expired (in shares)										0
Forfeited/expired (in shares)										0
Unvested restricted shares outstanding (in shares)	38,886	84,858	20,596	38,886	20,596	38,886	20,596	38,886	84,858	84,858
Granted (in shares)	332	22,134	2,624	2,632		9,919			23,856
Granted unvested options (in shares)	332	22,134	2,624	2,632		9,919			23,856
Vested (in shares)							(24,320)	(58,526)		(62,938)
Unvested options vested (in shares)							(24,320)	(58,526)		(62,938)
The 2009 Plan [Member] | Restricted Stock [Member] | First Forfeited/Expired [Member]
Forfeited/expired (in shares)								329
Forfeited/expired (in shares)								(329)
The 2009 Plan [Member] | Restricted Stock [Member] | Second Forfeited/Expired [Member]
Forfeited/expired (in shares)								0
Forfeited/expired (in shares)								0
The 2009 Plan [Member] | Restricted Stock [Member] | First Granted [Member]
Granted (in shares)					3,406
Granted unvested options (in shares)					3,406
The 2009 Plan [Member] | Restricted Stock [Member] | Second Granted [Member]
Granted (in shares)					0
Granted unvested options (in shares)					0
The 2009 Plan [Member] | Employee Stock Option [Member]
Options outstanding (in shares)							15,000	15,000			15,000
Forfeited/expired (in shares)										0
Options outstanding (in shares)	15,000	15,000	49,229	15,000	49,229	15,000	49,229	15,000	15,000	15,000
Granted (in shares)	0	0	0	0		0			0
Vested (in shares)							0	0		0
The 2009 Plan [Member] | Employee Stock Option [Member] | First Forfeited/Expired [Member]
Forfeited/expired (in shares)								0
The 2009 Plan [Member] | Employee Stock Option [Member] | Second Forfeited/Expired [Member]
Forfeited/expired (in shares)								0
The 2009 Plan [Member] | Employee Stock Option [Member] | First Granted [Member]
Granted (in shares)					0
The 2009 Plan [Member] | Employee Stock Option [Member] | Second Granted [Member]
Granted (in shares)					34,229